Parent company accounts - Statement of comprehensive income (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Barclays Bank PLC
Condensed Statement of Income Captions [Line Items]
Dividends paid to equity holders of parent, classified as financing activities	£ 1,803	£ 529	£ 1,862